Derivative Financial Instruments and Hedging - Notional Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 48,472	$ 350,000
Forward contracts | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 48,472	$ 350,000